Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2022
Disclosure Of Cash And Cash Equivalents Text Block [Abstract]
CASH AND CASH EQUIVALENTS

NOTE 5 - CASH AND CASH EQUIVALENTS:

	December 31
	2022	2021
	USD in thousands
Cash at bank	6,394	7,657
Short-term bank deposits	114	623
Total cash and cash equivalent*	6,508	8,280
Less – amount classified as non-current**	(373)	-
Presented as current	6,135	8,280
	6,194	7,547

*	Denominated in foreign currency

**	Due to commitment to EIB to maintain a cash balance of Euro 350 thousand at all times. See Note 12A.